INVESTMENTS UNDER EQUITY METHOD	12 Months Ended
Dec. 31, 2011
INVESTMENTS UNDER EQUITY METHOD
INVESTMENTS UNDER EQUITY METHOD

9.                                      INVESTMENTS UNDER EQUITY METHOD

As of December 31, 2010 and 2011, the Group had, in total, eleven equity method investees which are engaged in provision of digital mobile television advertising services in the PRC.  The Group has accounted for these investments using the equity method of accounting.

The combined results of operations and financial position of these investments are summarized below:

	Year ended December 31,
	2009	2010	2011
Condensed statement of operations information:
Revenue	$6,607,047	$8,224,393	$10,463,451
Net (loss) income	(1,708,199)	(527,690)	1,125,147

The Group’s equity in net (loss) income of investees	$(837,018)	$(258,568)	$548,809

	December 31,
	2010	2011
Condensed balance sheet information:
Current assets	$7,635,498	$10,576,931
Non-current assets	6,691,325	5,023,418

Total assets	$14,326,823	15,600,349

Current liabilities	$5,022,263	$5,073,679
Equity	9,304,560	10,526,670

Total liabilities and equity	$14,326,823	$15,600,349

The Group’s share of net assets	$4,559,234	$5,154,181

As of December 31, 2010 and 2011, the carrying value of the Group’s investments under the equity method was $6,618,828 and $7,200,301, respectively.  The difference between the carrying value of the Group’s investments under the equity method and the Group’s share in its investees’ net assets was attributable to the elimination of unrealized profits on the sales of certain media display equipment to its investees; and the adjustment attributable to intangible assets, which represent the broadcasting rights contributed by the investors, identified on formation and their related amortization.